INFORMATION INCLUDED IN CONSOLIDATED EARNINGS	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
INFORMATION INCLUDED IN CONSOLIDATED EARNINGS
INFORMATION INCLUDED IN CONSOLIDATED EARNINGS
The following table describes the charges incurred by the Company which are included in the Company’s consolidated earnings for each of the years in the three-year period ended December 31, 2017:

	2017	2016	2015
	$	$	$
Employee benefit expense
Wages, salaries and other short-term benefits	170,657	161,661	149,472
Termination benefits (Note 14)	204	1,733	987
Share-based-based compensation expense (Note 15)	3,291	8,201	3,249
Pension, post-retirement and other long-term employee benefit plans (Note 17):
Defined benefit plans	2,811	3,002	2,750
Defined contributions plans	4,699	4,631	4,016
	181,662	179,228	160,474
Finance costs - Interest
Interest on borrowings	7,973	4,770	3,737
Amortization of debt issue costs on borrowings	651	445	473
Interest capitalized to property, plant and equipment	(1,378)	(817)	(657)
	7,246	4,398	3,553
Finance costs - Other expense (income), net
Foreign exchange gain	(2,663)	(518)	(1,287)
Other costs, net	(735)	1,123	894
	(3,398)	605	(393)
Additional information
Depreciation of property, plant and equipment (Note 9)	32,409	29,402	29,857
Amortization of intangible assets (Note 11)	3,729	1,890	1,023
Impairment (reversal of impairment) of assets (Note 12)	1,433	7,062	(380)